Note 12 - Changes in Fair Value of Level 3 Measurements (Details) $ in Thousands	6 Months Ended
Jun. 30, 2016 USD ($)
Warrant [Member]
Change in fair value of derivative instruments	$ (1,376)
Change in fair value of derivative instruments	1,376
Interest Rate Swap [Member]
Change in fair value of derivative instruments	(156)
Change in fair value of derivative instruments	156
Closing balance	3,216
Closing balance	$ 1,996